Equity - Restricted stock units activity and additional information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Weighted average grant price
Stock options and RSUs unrecognized compensation expense	$ 25.2			$ 25.2
Stock options and RSUs unrecognized compensation expense, period of recognition	2 years 2 months 12 days
RSU
Number of Units
Outstanding balance, beginning	12,468,235
Granted	5,817,136			22,810,136
Exercised	(4,869,624)
Forfeited	(2,522,359)
Outstanding balance, ending	10,893,388	12,468,235		10,893,388
Weighted average grant price
Outstanding balance, beginning	$ 3.33
Granted	2.4	$ 2.59	$ 3
Exercised	3.53
Forfeited	3.32
Outstanding balance, ending	$ 2.75	$ 3.33		$ 2.75
Total fair value of shares exercised	$ 18.3	$ 32.3	$ 31.0